Consolidated and combined statements of profit or loss and other comprehensive income - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated and combined statements of profit or loss and other comprehensive income [Abstract]
Revenue	$ 1,140,545,581	$ 729,953,807	$ 286,651,914
Direct and selling, general and administrative expenses:
Employee Benefits	401,778,649	325,521,012	158,777,211
Food & Beverage and service cost	197,024,058	98,441,323	50,548,808
Sales commissions	33,768,039	37,592,689	12,047,140
Management fees operators	49,833,623	23,928,681	6,031,578
Depreciation and amortization	288,435,624	319,768,815	135,498,890
Property tax	10,142,579	12,444,214	10,062,451
Fees	141,418,293	151,697,897	81,161,295
Administrative fees	4,959,645	17,540,773	16,148,254
Maintenance and conservation	86,739,866	52,727,323	9,676,728
Utility expenses	65,615,925	67,542,771	11,806,600
Advertising	48,724,597	53,064,373	7,326,696
Donations	5,557,586	7,842,770	7,676,660
Insurance	46,691,939	35,771,206	14,820,097
Software	1,455,708	6,948,956	6,744,506
Cleaning and laundry	11,714,562	11,301,594	9,197,151
Replacement reserve (FF&E & OS&E)	35,351,511	9,284,517	0
Bank commissions	36,171,936	31,109,553	8,317,475
Operating supplies and equipment	467,571	21,804,534	0
Other costs	84,880,479	98,197,243	62,238,994
Total direct and selling, general and administrative expenses	1,550,732,190	1,382,530,244	608,080,534
Other income	83,781,863	190,235,287	25,560,552
Other expense	(2,158,802)	(5,474,442)	(9,801,077)
Listing expense	0	(917,366,970)	0
Gain (loss) on revaluation of investment property	75,000,000	239,508,510	(86,598,436)
Changes in fair value of financial derivative instruments	0	(43,348,480)	(75,868,263)
Changes in fair value of warrants	63,526,324	(51,946,426)	0
Changes in fair value of crypto assets	1,040,259	0	0
Exchange rate income (loss), net	1,354,424,857	(1,492,245,569)	768,699,652
Interest income	14,403,106	34,942,822	8,845,532
Interest expenses	(1,465,110,800)	(797,018,177)	(303,746,643)
(Loss) profit before income taxes	(285,279,802)	(3,495,289,882)	5,662,697
Income tax (benefit) expense	(2,899,267)	72,675,696	(52,130,224)
Net (loss) profit for the period	(282,380,535)	(3,567,965,578)	57,792,921
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, construction in process and equipment net of deferred income tax	(2,648,760,900)	234,366,712	(622,987,642)
Remeasurement of net defined benefit liability net of deferred income tax	955,854	11,610	87,219
Cumulative translation adjustment	(9,897,825)	(5,243,648)	0
Other comprehensive income (loss) for the period	(2,657,702,871)	229,134,674	(622,900,423)
Total comprehensive (loss) income	$ (2,940,083,406)	$ (3,338,830,904)	$ (565,107,502)